OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES.
OTHER RECEIVABLES.

4— OTHER RECEIVABLES

Other receivables consist of the following:

	December 31,
	2021	2020
Research and development tax credit receivable from the French State	617	492
Value-added taxes receivable	574	403
Other receivables from Government and public authorities	—	64
Others	64	72
Total	1,255	1,031